TYPE			13F-HR

PERIOD			12/31/09

FILER
	CIK		0000911084
	CCC		@JHQ4ETO

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: DECEMBER 31, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   FEBRUARY 2, 2010

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH DECEMBER 31, 2009.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  51 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $28,106(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      654    58885 SH       Sole                    37495             21390
                                                                34     3035 SH       Other                                      3035
APPLE INC                      COM              037833100     1237     5871 SH       Sole                     3746              2125
                                                                63      300 SH       Other                                       300
BANK OF AMERICA                COM              060505104      379    25135 SH       Sole                    15995              9140
                                                                20     1295 SH       Other                                      1295
BERKSHIRE HATHAWAY CL B        COM              084670207     1850      563 SH       Sole                      368               195
                                                                92       28 SH       Other                                        28
CENTRAL FD OF CANADA LTD CL A  COM              153501101      138    10000 SH       Sole                    10000
CHUBB CORP                     COM              171232101     1141    23205 SH       Sole                    14800              8405
                                                                59     1195 SH       Other                                      1195
CITIGROUP INC                  COM              172967101      386   116630 SH       Sole                    74235             42395
                                                                20     6010 SH       Other                                      6010
COVIDIEN LTD                   COM              G2554F105     1009    21079 SH       Sole                    13367              7712
                                                                30      618 SH       Other                                       618
EMERSON ELECTRIC               COM              291011104     1300    30505 SH       Sole                    19345             11160
                                                                66     1560 SH       Other                                      1560
FIDELITY NATL FINL             COM              31620R105     1084    80560 SH       Sole                    51400             29160
                                                                56     4145 SH       Other                                      4145
GAMESTOP CORP                  COM              36467W109      815    37125 SH       Sole                    23640             13485
                                                                42     1910 SH       Other                                      1910
GOOGLE INC CL A                COM              38259p508      961     1550 SH       Sole                      975               575
                                                                50       80 SH       Other                                        80
JOHNSON & JOHNSON              COM              478160104     2192    34028 SH       Sole                    21975             12053
                                                               103     1600 SH       Other                                      1600
JPMORGAN CHASE                 COM              46625h100      385     9250 SH       Sole                     5885              3365
                                                                20      475 SH       Other                                       475
KRAFT FOODS INC                COM              50075n104     1041    38307 SH       Sole                    24122             14185
                                                                58     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1159    13333 SH       Sole                     8383              4950
                                                                60      690 SH       Other                                       690
PAYCHEX INC                    COM              704326107     1222    39880 SH       Sole                    25425             14455
                                                                63     2050 SH       Other                                      2050
PHILIP MORRIS INTL             COM              718172109     2110    43788 SH       Sole                    27483             16305
                                                               149     3100 SH       Other                                      3100
SPDR GOLD TRUST                COM              78463V107     1444    13455 SH       Sole                     9835              3620
                                                                55      515 SH       Other                                       515
ST JUDE MEDICAL                COM              790849103      897    24395 SH       Sole                    15345              9050
                                                                44     1200 SH       Other                                      1200
STATE STREET CORP              COM              857477103      409     9390 SH       Sole                     5980              3410
                                                                21      485 SH       Other                                       485
STRYKER CORP                   COM              863667101     1172    23263 SH       Sole                    14668              8595
                                                                56     1110 SH       Other                                      1110
VODAFONE GRP PLC               COM              92857W209     1149    49750 SH       Sole                    31735             18015
                                                                59     2560 SH       Other                                      2560
WAL-MART STORES                COM              931142103     1223    22880 SH       Sole                    14515              8365
                                                                63     1175 SH       Other                                      1175
WELLS FARGO & CO               COM              949746101      386    14305 SH       Sole                     9100              5205
                                                                20      740 SH       Other                                       740
ZIMMER HLDGS INC               COM              98956p102     1012    17115 SH       Sole                    10870              6245
                                                                49      825 SH       Other                                       825